Long-term investments - Cost and Equity method investment (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2019 CNY (¥)	Apr. 30, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term investments
Total consideration paid					¥ 56,500	¥ 54,259
Impairment from long-term investments							¥ 2,000
Share of loss from equity method investments				$ (1,171)	(8,149)	(2,652)	(2,455)
Equity Method Investment, Impairment loss				28,728	200,000
Goodwill				$ 5,050		25,680		¥ 35,157
Cost Method
Long-term investments
Total consideration paid					50,000	35,000
Equity Method
Long-term investments
Total consideration paid					6,500	19,259
Impairment from long-term investments					0	0	0
Share of loss from equity method investments					(8,149)	¥ (2,652)
Chongqing Fullerton | Cost Method
Long-term investments
Shareholding interests (as a percent)						5.00%
Total consideration paid					35,000
Pivot Fintech PTE. Ltd | Cost Method
Long-term investments
Carrying value of equity investments without readily determinable fair value						¥ 35,000		¥ 85,000
Pivot Fintech PTE. Ltd | Equity Method
Long-term investments
Total consideration paid			¥ 8,821
Shareholding interests (as a percent)			27.00%
Impairment from long-term investments					0	0
Share of loss from equity method investments					1,349	962	¥ 2,455
Avatec
Long-term investments
Total consideration paid		¥ 19,259
Shareholding interests (as a percent)		40.00%
Share of loss from equity method investments					¥ 5,972	¥ 1,690
Bene internet technology Co Ltd | Cost Method
Long-term investments
Shareholding interests (as a percent)	9.09%
Total consideration paid	¥ 50,000
Beijing Ruisasi Technology Co., Ltd | Equity Method
Long-term investments
Shareholding interests (as a percent)	25.00%
Equity interest agreed to purchase, consideration paid	¥ 6,500
Equity Method Investment, Impairment loss	828
Goodwill	¥ 5,931